DIRECT OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Property taxes	$ 100,122	$ 66,493
Repairs and maintenance	29,006	22,252
Turnover	7,829	9,926
Property management expenses	41,404	29,247
Property insurance	7,544	6,081
Marketing and leasing	2,554	1,747
Homeowners' association (HOA) costs	9,933	6,169
Other direct expenses	10,697	8,025
Direct operating expenses	$ 209,089	149,940	[1]
Reclassify resident recoveries
Disclosure of reclassifications or changes in presentation [line items]
Direct operating expenses		$ 4,172

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.